Disclosure of Share-based Compensation Arrangements by Share-based Payment Award (Details) (USD $)	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding	6,357,500	3,577,500	3,470,000	4,393,334
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 0.58	$ 0.85	$ 0.59	$ 0.56
Expiry Date October 28, 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding	150,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 0.35
Expiry Date January 7, 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding	137,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 0.80
Expiry Date February 10, 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding	400,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 0.37
Expiry Date March 11, 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding	150,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 1.04
Expiry Date January 19, 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding	300,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 0.855
Expiry Date May 10, 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding	400,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 0.64
Expiry Date August 23, 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding	1,310,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 1.15
Expiry Date August 28, 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding	150,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 1.15
Expiry Date October 31, 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding	3,360,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 0.305